RELATED-PARTY TRANSACTIONS - Non-executive director fees (Details) - ZAR (R) R in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 9,392
Committee fees	4,643
Expense allowance	257
Total	14,291	R 12,340
Tim Cumming
Disclosure of transactions between related parties [line items]
Directors' fees	954
Committee fees	589
Expense allowance	155
Total	1,698	1,428
Savannah Danson
Disclosure of transactions between related parties [line items]
Directors' fees	953
Committee fees	528
Total	1,480	745
Barry Davison
Disclosure of transactions between related parties [line items]
Directors' fees	953
Committee fees	696
Total	1,649	1,555
Rick Menell
Disclosure of transactions between related parties [line items]
Directors' fees	954
Committee fees	742
Expense allowance	27
Total	1,723	1,610
Sello Moloko
Disclosure of transactions between related parties [line items]
Directors' fees	1,802
Total	1,802	1,725
Nkosemntu Nika
Disclosure of transactions between related parties [line items]
Directors' fees	922
Committee fees	513
Total	1,435	1,285
Keith Rayner
Disclosure of transactions between related parties [line items]
Directors' fees	954
Committee fees	695
Expense allowance	74
Total	1,723	1,545
Sue van der Merwe
Disclosure of transactions between related parties [line items]
Directors' fees	954
Committee fees	536
Total	1,491	1,223
Jerry Vilakazi
Disclosure of transactions between related parties [line items]
Directors' fees	945
Committee fees	344
Total	R 1,289	R 1,224